Earnings per share - Narratives (Details) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Earnings per share
Basic weighted average number of shares	9,233,000,000	9,235,000,000	9,234,573,831
Dilutive shares	30,000,000	4,000,000	0
Number of shares held by employee benefit trust	10,400,000
Weighted average number of shares held by employee benefit trust during the period	2,000,000